UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steve Shapiro                  Highland Park, IL                  3/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $      421,123
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED WRLD ASSUR COM HLDG A SHS              H01531104    2,972    50,000 SH       DEFINED    01          50,000      0    0
ALLSTATE CORP                COM              020002101    1,913    60,000 SH       DEFINED    01          60,000      0    0
AMERICA SVC GROUP INC        COM              02364L109      486    32,114 SH       DEFINED    01          32,114      0    0
ANGIODYNAMICS INC            COM              03475V101    1,522    99,000 SH       DEFINED    01          99,000      0    0
ARCH CAP GROUP LTD           ORD              G0450A105    1,497    17,000 SH       DEFINED    01          17,000      0    0
ASPEN INSURANCE HOLDINGS LTD SHS              G05384105    1,145    40,000 SH       DEFINED    01          40,000      0    0
AVNET INC                    COM              053807103    5,615   170,000     CALL DEFINED    01         170,000      0    0
AXIS CAPITAL HOLDINGS        SHS              G0692U109    1,489    41,500 SH       DEFINED    01          41,500      0    0
BABCOCK & WILCOX CO NEW      COM              05615F102      422    16,500 SH       DEFINED    01          16,500      0    0
BANK OF AMERICA CORPORATION  COM              060505104   36,018 2,700,000     CALL DEFINED    01       2,700,000      0    0
BHP BILLITON LTD             SPONSORED ADR    088606108    2,788    30,000 SH       DEFINED    01          30,000      0    0
BITSTREAM INC                CL A             091736108    8,221 1,135,462 SH       DEFINED    01       1,135,462      0    0
BOISE INC                    COM              09746Y105    1,983   250,000     CALL DEFINED    01         250,000      0    0
BP PLC                       SPONSORED ADR    055622104   43,728   990,000     CALL DEFINED    01         990,000      0    0
BUILDERS FIRSTSOURCE INC     COM              12008R107       99    50,000 SH       DEFINED    01          50,000      0    0
CANADIAN NAT RES LTD         COM              136385101    2,221    50,000 SH       DEFINED    01          50,000      0    0
CAPITAL SR LIVING CORP       COM              140475104    3,089   460,988 SH       DEFINED    01         460,988      0    0
CHENIERE ENERGY INC          COM NEW          16411R208    1,104   200,000     CALL DEFINED    01         200,000      0    0
CHEVRON CORP NEW             COM              166764100    3,468    38,000 SH       DEFINED    01          38,000      0    0
CHINA FD INC                 COM              169373107    2,113    65,000 SH       DEFINED    01          65,000      0    0
CHINAEDU CORP                SPONS ADR        16945L107   10,990 1,418,036 SH       DEFINED    01       1,418,036      0    0
CNO FINL GROUP INC           COM              12621E103    7,338 1,082,300 SH       DEFINED    01       1,082,300      0    0
DEVON ENERGY CORP NEW        COM              25179M103    1,602    20,400 SH       DEFINED    01          20,400      0    0
ELECTROMED INC               COM              285409108      160    45,000 SH       DEFINED    01          45,000      0    0
EMAGIN CORP                  COM NEW          29076N206    3,143   523,800 SH       DEFINED    01         523,800      0    0
ENDURANCE SPECIALTY HLDGS LT SHS              G30397106    2,142    46,500 SH       DEFINED    01          46,500      0    0
ETFS PALLADIUM TR            SH BEN INT       26923A106    1,810    22,660 SH       DEFINED    01          22,660      0    0
FLOTEK INDS INC DEL          COM              343389102    8,153 1,496,000 SH       DEFINED    01       1,496,000      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857    3,603    30,000 SH       DEFINED    01          30,000      0    0
GENERAL CABLE CORP DEL NEW   COM              369300108    2,983    85,000 SH       DEFINED    01          85,000      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104   84,080   500,000     CALL DEFINED    01         500,000      0    0
HALLIBURTON CO               COM              406216101    2,817    69,000 SH       DEFINED    01          69,000      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104    4,834   182,500 SH       DEFINED    01         182,500      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104   16,424   620,000     CALL DEFINED    01         620,000      0    0
HECKMANN CORP                *W EXP 11/09/201 422680116    1,013 3,266,803 SH       DEFINED    01       3,266,803      0    0
ILLINOIS TOOL WKS INC        COM              452308109    1,602    30,000 SH       DEFINED    01          30,000      0    0
ISHARES INC                  MSCI S KOREA     464286772    3,060    50,000 SH       DEFINED    01          50,000      0    0
ISHARES INC                  MSCI TAIWAN      464286731    4,936   316,000 SH       DEFINED    01         316,000      0    0
ITRON INC                    COM              465741106    1,386    25,000 SH       DEFINED    01          25,000      0    0
KOPIN CORP                   COM              500600101      496   119,152 SH       DEFINED    01         119,152      0    0
LINCOLN NATL CORP IND        COM              534187109    2,086    75,000 SH       DEFINED    01          75,000      0    0
MCDERMOTT INTL INC           COM              580037109      683    33,000 SH       DEFINED    01          33,000      0    0
METLIFE INC                  COM              59156R108    4,666   105,000 SH       DEFINED    01         105,000      0    0
MGM RESORTS INTERNATIONAL    COM              552953101    1,485   100,000     CALL DEFINED    01         100,000      0    0
MORGAN STANLEY CHINA A SH FD COM              617468103    3,777   138,102 SH       DEFINED    01         138,102      0    0
MOSAIC CO                    COM              61945A107    3,054    40,000 SH       DEFINED    01          40,000      0    0
NEWCASTLE INVT CORP          COM              65105M108    7,203 1,075,000 SH       DEFINED    01       1,075,000      0    0
NEWPORT CORP                 COM              651824104    3,486   200,000     CALL DEFINED    01         200,000      0    0
NOVA MEASURING INSTRUMENTS L COM              M7516K103    5,817   700,000 SH       DEFINED    01         700,000      0    0
O2MICRO INTERNATIONAL LTD    SPONS ADR        67107W100    4,722   764,019 SH       DEFINED    01         764,019      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105    2,453    25,000 SH       DEFINED    01          25,000      0    0
PETROHAWK ENERGY CORP        COM              716495106    1,825   100,000 SH       DEFINED    01         100,000      0    0
PLATINUM UNDERWRITER HLDGS L COM              G7127P100    3,037    67,535 SH       DEFINED    01          67,535      0    0
POTASH CORP SASK INC         COM              73755L107   15,483   100,000     CALL DEFINED    01         100,000      0    0
PRIDE INTL INC DEL           COM              74153Q102      660    20,000 SH       DEFINED    01          20,000      0    0
PRUDENTIAL FINL INC          COM              744320102    4,814    82,000 SH       DEFINED    01          82,000      0    0
QUALITY DISTR INC FLA        COM              74756M102    3,718   409,063 SH       DEFINED    01         409,063      0    0
RED LION HOTELS CORP         COM              756764106      877   109,943 SH       DEFINED    01         109,943      0    0
RIO TINTO PLC                SPONSORED ADR    767204100    2,866    40,000 SH       DEFINED    01          40,000      0    0
SCHLUMBERGER LTD             COM              806857108    1,253    15,000 SH       DEFINED    01          15,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SHAW GROUP INC               COM              820280105    2,396    70,000 SH       DEFINED    01          70,000      0    0
STRATEGIC HOTELS & RESORTS I COM              86272T106    2,699   510,200 SH       DEFINED    01         510,200      0    0
TRANSOCEAN LTD               REG SHS          H8817H100    3,128    45,000 SH       DEFINED    01          45,000      0    0
TRAVELERS COMPANIES INC      COM              89417E109    1,950    35,000 SH       DEFINED    01          35,000      0    0
ULTRAPETROL BAHAMAS LTD      COM              P94398107    1,459   226,900 SH       DEFINED    01         226,900      0    0
VIMICRO INTL CORP            ADR              92718N109    6,330 1,697,164 SH       DEFINED    01       1,697,164      0    0
VISHAY INTERTECHNOLOGY INC   COM              928298108   12,478   850,000 SH       DEFINED    01         850,000      0    0
WELLS FARGO & CO NEW         COM              949746101   12,396   400,000     CALL DEFINED    01         400,000      0    0
WHIRLPOOL CORP               COM              963320106   17,766   200,000     CALL DEFINED    01         200,000      0    0
XCEL ENERGY INC              COM              98389B100      236    10,000 SH       DEFINED    01          10,000      0    0
XL GROUP PLC                 SHS              G98290102    1,855    85,000 SH       DEFINED    01          85,000      0    0